                        [Shearman & Sterling Letterhead]

212-848-4668


Writer's Email Address:
ngreene@shearman.com

                                                            March 11, 2003

VIA EDGAR
---------

Christian T. Sandoe
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549


First Eagle Funds, Inc. (formerly First Eagle SoGen Funds, Inc.) Filing under Rule 497(j)

Securities Act of 1933 File No. 033-63560 / Investment Company Act of 1940 File No. 811-7762

Dear Christian:

This letter is being transmitted by means of electronic submission by First Eagle Funds, Inc. (the "Company") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus for the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America dated March 1, 2003, which would have been filed by the Company pursuant to Rule 497(c) of the Act, does not differ from that which was contained in the Company's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on February 27, 2003.

Thank you for your attention to this matter. Do not hesitate to call me at (212) 848-4668 or Paul Schreiber at (212) 848-8920 with any questions or comments you may have.

Regards,

/s/ NATHAN GREENE

Nathan Greene